Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

15. Income Taxes

Compass Therapeutics LLC is organized as a Delaware Limited Liability Company (LLC), treated as a partnership for federal and state income tax purposes. As such, members are allocated their share of the Company’s income/loss and are responsible for any federal, Massachusetts or any other state income taxes thereon. No federal or Massachusetts income taxes related to the LLC are recorded in the consolidated financial statements. The Company’s wholly owned subsidiary, Compass Therapeutics Advisors Inc., is organized as a C-corporation and is subject to federal and state income taxes. All such taxes have been recorded in the consolidated financial statements.

The federal and state income tax provision is summarized as follows (in thousands):

	2019	2018
Current
Federal	$(61)	$(64)
State	(30)	(39)

	(91)	(103)
Deferred
Federal	—	—
State	—	—

Total provision for income taxes	$(91)	$(103)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Significant components of the Company’s deferred tax assets are as follows (in thousands):

	2019	2018
Short-Term Deferred tax asset
Net operating losses	$—	$26

Deferred tax asset before valuation allowance	—	26
Short-Term Valuation allowance		(26)

Net short-term deferred tax asset	$—	$—

Long-Term Deferred tax asset
R&D and other credit carryforwards	1,511	980

Deferred tax asset before valuation allowance	1,511	980
Long-Term Valuation allowance	(1,511)	(980)

Net long-term deferred tax asset	$—	$—

Management of the Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which principally comprise of research and development credits. Starting in 2017, the Company is able to utilize a portion of its research and development credit against payroll taxes due to new federal tax legislation. The election was not made in 2019. The amounts listed above for 2018 are net of the portion applied against payroll. Management has considered the Company’s history of losses and excess credits and concluded that it is more likely than not that the Company will not recognize all of the benefit of federal deferred tax assets and all of the benefit of state deferred tax assets. Accordingly, a short-term valuation allowance of $0 and $0.1 and a long-term valuation allowance of $1.5 and $1.0 have been established at December 31, 2019 and 2018, respectively.

The Company does not have any liabilities related to uncertain tax positions as of December 31, 2019 and 2018.